SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net, Ending Balance	$ 1,000	$ 101,281	$ 4,842,856
Impairment of Intangible Assets, Finite-Lived	100,281
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		385,582	385,582
Finite-Lived Intangible Assets, Accumulated Amortization		24,031	9,478
Impairment of Intangible Assets (Excluding Goodwill)		260,270
Finite-Lived Intangible Assets, Net, Ending Balance		$ 101,281	$ 376,104
Weighted average amortization		15 years 3 months 3 days	15 years 3 months 3 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	3,930,000	$ 3,930,000	$ 3,930,000
Finite-Lived Intangible Assets, Accumulated Amortization	50,038	50,038	33,749
Impairment of Intangible Assets (Excluding Goodwill)		3,879,962
Finite-Lived Intangible Assets, Net, Ending Balance			$ 3,896,251
Weighted average amortization	9 years 11 months 1 day	9 years 11 months 1 day	9 years 11 months 1 day
Impairment of Intangible Assets, Finite-Lived	$ 3,879,962	$ 3,879,962
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	580,000	580,000	$ 580,000
Finite-Lived Intangible Assets, Accumulated Amortization	79,608	79,608	9,499
Impairment of Intangible Assets (Excluding Goodwill)		500,392
Finite-Lived Intangible Assets, Net, Ending Balance			$ 570,501
Weighted average amortization	4 years 10 months 28 days	4 years 10 months 28 days	4 years 10 months 28 days
Impairment of Intangible Assets, Finite-Lived	$ 500,392	$ 500,392
Intangiable Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	4,895,582	4,895,582	$ 4,895,582
Finite-Lived Intangible Assets, Accumulated Amortization	153,677	153,677	52,726
Impairment of Intangible Assets (Excluding Goodwill)		4,640,624
Finite-Lived Intangible Assets, Net, Ending Balance	1,000	101,281	$ 4,842,856
Impairment of Intangible Assets, Finite-Lived	4,740,905	4,640,624
Trade Names And Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	385,582	385,582
Finite-Lived Intangible Assets, Accumulated Amortization	24,031	24,031
Finite-Lived Intangible Assets, Net, Ending Balance	$ 1,000	$ 101,281
Weighted average amortization	15 years 3 months 3 days	15 years 3 months 3 days
Impairment of Intangible Assets, Finite-Lived	$ 360,551	$ 260,270